General and Adminstrative Expenses - Schedule of General and Adminstrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
General and Adminstrative Expenses [Abstract]
Professional expenses	$ 157,497	$ 15,129	$ 16,251
Audit fee	175,000
Depreciation expenses	147,767	169,283	202,823
Lease expenses	189,508	291,102	21,356
Payroll expense	3,007,987	604,090	577,129
Staff welfare	43,476	27,512	25,758
Travelling expense	31,119	74,889	47,862
Office expense	142,899	134,788	133,840
Bank charge	69,985	74,140	68,763
Insurance expenses	39,412	25,908	26,285
Entertainment expenses	43,178	43,420	38,983
License expenses	99,123	32,540	32,857
CECL provision (recoveries)	(8,782)	25,987	35,662
Inventory impairment provision	116,115		190,594
Impairment loss for marketable debt securities	42,291	60,754
Material testing fee			103,203
Miscellaneous expenses	51,883	55,680	63,902
General and administrative expenses	$ 4,348,458	$ 1,635,222	$ 1,585,268